FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Concentration of Financial Instruments Exposed to Credit Risk by Geographical Areas (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	S/ 254,014,346	S/ 245,886,255
Peru
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	213,682,632	204,866,649
United States of America
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	10,542,651	12,191,869
Colombia
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	6,954,400	5,572,817
Bolivia
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	10,462,423	13,487,992
Chile
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,901,368	3,152,350
Brazil
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,768,600	1,909,755
Panama
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	650,771	633,625
Mexico
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	542,011	707,033
Canada
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	256,029	263,461
United Kingdom
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	739,348	451,272
Spain
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,162,034	248,942
France
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	229,854	250,611
Switzerland
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	23,945	49,590
Luxembourg
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	420,872	88,212
Netherlands
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	15,937	35,742
Others in Europe
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	251,604	345,408
Others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,409,867	1,630,927
Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	207,798,767	199,190,749
Financial assets at amortized cost | Peru
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	183,414,012	175,089,699
Financial assets at amortized cost | United States of America
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,242,867	3,228,496
Financial assets at amortized cost | Colombia
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,597,771	3,560,497
Financial assets at amortized cost | Bolivia
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	9,358,834	11,850,504
Financial assets at amortized cost | Chile
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,821,134	2,224,616
Financial assets at amortized cost | Brazil
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,460,091	1,632,544
Financial assets at amortized cost | Panama
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	338,265	359,932
Financial assets at amortized cost | Mexico
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	90,081	183,334
Financial assets at amortized cost | Canada
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	14,582	108,618
Financial assets at amortized cost | United Kingdom
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	58,512	10,498
Financial assets at amortized cost | Spain
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	786,809	6,755
Financial assets at amortized cost | France
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	28,279	17,305
Financial assets at amortized cost | Switzerland
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	163	1,616
Financial assets at amortized cost | Luxembourg
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	336,275	7,474
Financial assets at amortized cost | Netherlands
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,436	728
Financial assets at amortized cost | Others in Europe
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	53,363	190,632
Financial assets at amortized cost | Others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,195,293	717,501
Balance before accrued interest
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	6,188,424	5,620,134
Balance before accrued interest | Peru
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,144,033	1,893,544
Balance before accrued interest | United States of America
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	707,411	757,151
Balance before accrued interest | Colombia
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,501,100	1,218,708
Balance before accrued interest | Bolivia
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	437,460	835,594
Balance before accrued interest | Chile
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	483,541	300,827
Balance before accrued interest | Brazil
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	8,847	9,037
Balance before accrued interest | Panama
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,435	43,748
Balance before accrued interest | Mexico
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	7,383	55,729
Balance before accrued interest | Canada
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	61,944	5,608
Balance before accrued interest | United Kingdom
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	434,045	191,072
Balance before accrued interest | Spain
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	97,652	13,561
Balance before accrued interest | France
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	75,950	113,112
Balance before accrued interest | Switzerland
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	10	0
Balance before accrued interest | Luxembourg
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	79,281	77,777
Balance before accrued interest | Netherlands
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Balance before accrued interest | Others in Europe
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	117,991	79,762
Balance before accrued interest | Others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	26,341	24,904
Designated at inception
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	992,429	932,734
Designated at inception | Peru
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	7,499	3,593
Designated at inception | United States of America
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	616,657	845,577
Designated at inception | Colombia
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Bolivia
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Chile
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Brazil
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Panama
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Mexico
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Canada
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | United Kingdom
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Spain
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | France
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Switzerland
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Luxembourg
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Netherlands
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Others in Europe
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	368,273	83,564
At fair value through other comprehensive income investments
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	39,034,726	40,142,638
At fair value through other comprehensive income investments | Peru
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	28,117,088	27,879,813
At fair value through other comprehensive income investments | United States of America
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,975,716	7,360,645
At fair value through other comprehensive income investments | Colombia
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	855,529	793,612
At fair value through other comprehensive income investments | Bolivia
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	666,129	801,894
At fair value through other comprehensive income investments | Chile
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	596,693	626,907
At fair value through other comprehensive income investments | Brazil
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	299,662	268,174
At fair value through other comprehensive income investments | Panama
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	307,071	229,945
At fair value through other comprehensive income investments | Mexico
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	444,547	467,970
At fair value through other comprehensive income investments | Canada
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	179,503	149,235
At fair value through other comprehensive income investments | United Kingdom
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	246,791	249,702
At fair value through other comprehensive income investments | Spain
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	277,573	228,626
At fair value through other comprehensive income investments | France
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	125,625	120,194
At fair value through other comprehensive income investments | Switzerland
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	23,772	47,974
At fair value through other comprehensive income investments | Luxembourg
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,316	2,961
At fair value through other comprehensive income investments | Netherlands
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	13,501	35,014
At fair value through other comprehensive income investments | Others in Europe
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	80,250	75,014
At fair value through other comprehensive income investments | Others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	S/ 819,960	S/ 804,958